Shareholders' Equity - Earnings Per Share (Details) - SEK (kr) kr / shares in Units, kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Loss per share before and after dilution	kr (1.71)	kr (3.62)	kr (5.21)	kr (7.57)	kr (7.78)
Weighted-average number of shares outstanding for the period, before and after dilution	53,672,069	53,190,170	53,672,069	52,788,020	53,022,550
Reserves for translation from foreign operations	kr (4,040)	kr 31,269	kr (2,881)	kr 30,069	kr 36,287
Retained earnings
Reserves for translation from foreign operations			kr 6,400	kr 3,100